PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Other receivables, net of allowance for doubtful accounts of $166,535, $nil and $nil at December 31, 2018, 2019, 2020 (i)	$ 2,566	$ 0	$ 91,266
Prepaid rental expenses	5,141	0	11,189
Prepaid expenses and other current assets	7,707	0	$ 102,455
Increase (Decrease) in Other Receivables		166,535
Allowance for Doubtful Other Receivables, Current		$ 0
Accounts Receivables Provision for Write Off	$ 166,535